Real Estate Assets, Net - Additional Information (Details) $ in Millions		12 Months Ended
	May 07, 2021	Dec. 31, 2020 USD ($)	Mar. 31, 2022 DEVELOPMENTPROJECT APARTMENTCOMMUNITY	Dec. 31, 2021 apartmentCommunity developmentProject
Business Combination and Asset Acquisition [Abstract]
Number of multifamily apartment communities			17	17
Number of development properties			4	4
Number of multifamily apartment communities under equity method accounting			6	6
Amortization of intangible lease assets		$ 33.2
Weighted-average amortization period (in years)	6 months	6 months